Convertible Senior Notes (Tables)	12 Months Ended
Dec. 31, 2014
Convertible Senior Notes

The convertible senior notes consisted of the following as of December 31, 2014:

	December 31, 2013	December 31, 2014
4.75% Convertible Senior Notes due 2013 (i)	1,616	1,616
5.535% Convertible Senior Notes due 2016 (ii)	0	386,984
5.535% Convertible Senior Notes due 2018 (iii)
– Principal	0	264,459
– Debt premium	0	42,315

Subtotal	0	306,774
Convertible Promissory Note (iv)
– Principal	0	10,000
– Debt discount	0	(387)

Subtotal	0	9,613
Total	1,616	704,987
– Current	1,616	1,616
– Non-current	0	703,371

(i) 4.75% Convertible Senior Notes due 2013

Interest Expense Recognized

The following table set forth total interest incurred recognized related to the Long-term PRC Notes during the years ended December 31, 2013 and 2014:

	Year ended December 31, 2013	Year ended December 31, 2014
Contractual interest incurred	5,492	5,478
Amortization of debt issuance costs	251	0

Total interest incurred	5,743	5,478

Effective interest rate of the Long-term PRC Notes	7%	7%

Senior Notes
Interest Expense Recognized

The following table set forth total interest expense recognized related to the Senior Notes during the years ended December 31, 2013 and 2014:

	Year ended December 31, 2013	Year ended December 31, 2014
Contractual interest incurred	26,434	25,405
Amortization of debt issuance costs	2,123	374
Amortization of debt discount	58	10

Total interest incurred	28,615	25,789

Effective interest rate of the Senior Notes	11%	10%

Convertible Senior Notes
Interest Expense Recognized

The following table set forth total interest expense recognized related to the above convertible senior notes and Convertible Promissory Note during the years ended December 31, 2012, 2013 and 2014, respectively:

	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014
Contractual interest incurred	1,130	330	697
Amortization of debt issuance costs	985	304	0
Amortization of debt discount	46	14	0
Amortization of debt premium	0	0	(432)

Total interest incurred	2,161	648	265

Effective interest rate of the liability component	10%	10%	1%